Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Intangible assets consist of the following (in thousands):

	June 30,	December 31,
	2019	2018
Patents and copyrights	$17,510	$18,350
Accumulated amortization	(14,169)	(14,448)
	$3,341	$3,902

During the three and six months ended June 30, 2019, we recorded losses due to abandonment of patents and patent applications of approximately $0.2 million.

6. INTANGIBLE ASSETS

Intangible assets consisted of the following at December 31, 2018 and 2017 (in thousands):

	2018	2017

Patents and copyrights	$18,350	$19,324
Less accumulated amortization	(14,448)	(14,248)
	$3,902	$5,076

Amortization expense for each of the years ended December 31, 2018 and 2017 was approximately $1.1 million and $1.2 million, respectively.  For each of the years ended December 31, 2018 and 2017, we recorded losses on the disposal of intangible assets of approximately $0.1 million.

Future estimated amortization expense for intangible assets that have remaining unamortized amounts as of December 31, 2018 is as follows (in thousands):

2019	$713
2020	520
2021	448
2022	406
2023	359
2024 and thereafter	1,456
Total	$3,902